Form N-1A Supplement	Jul. 17, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATIONXtrackers Artificial Intelligence and Big Data ETF (XAIX)Effective July 20, 2026 (the “Effective Date”), the methodology of the fund’s underlying index, the Nasdaq Global Artificial Intelligence and Big DataTM Index (the “Underlying Index”), will change in the following material respects:■The Underlying Index’s data computing and processing investable universe will be expanded to include a quantum computing sub-theme.■The parent index from which the Underlying Index is derived will change from the Nasdaq Global Disruptive Technology BenchmarkTM Index to the Nasdaq Global Disruptive Technology Benchmark2TM Index.■The patent data used to determine the extent to which a company has intellectual property and invests in research and development in an Underlying Index theme will be evaluated on a rolling 2-year basis rather than a 1-year basis.■To be eligible for inclusion a security issuer must be identified by Nasdaq as involved in at least one of the sub-themes listed in the Underlying Index methodology.■The small arms and military contracting ESG screen will be eliminated.■The nuclear weapons and depleted uranium ESG screen will be narrowed to prohibit only involvement in the core weapon system or components/services of the core weapon system that are considered tailor-made and essential for the lethal use of the weapon.■If Sustainalytics data is not available for a given security issuer, the issuer will still be eligible for inclusion in the Underlying Index except in cases of Global Compact Non-Compliance or controversial weapons, which result in ineligibility.■The Underlying Index’s list of Primary Industrial Classification Benchmarks (ICBs) will be modified to eliminate Media Agencies, Consumer Services: Misc., Electronic Equipment: Gauges and Meters and to add Electronic Components and Production Technology Equipment.■Initial public offerings (IPOs) having a float-adjusted company market capitalization of at least $25 billion (USD) that meet certain other criteria may be included in the Underlying Index outside of the index’s normal semiannual reconstitution and rebalancing schedule.In addition, China A-Shares tradable through the Stock Connect Service will be eligible for inclusion in the Underlying Index.Accordingly, as of such date, the fund’s summary prospectus, prospectus and Statement of Additional Information are modified as set forth below.The following disclosure replaces the existing similar disclosure contained under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section and in the “FUND DETAILS” section of the fund’s prospectus.Theme: Data Computing & ProcessingSub-themes:■Big data: companies involved in big data develop technologies designed to collect, process and analyze large amounts of data in real-time■Cloud computing: companies involved in cloud computing deliver on-demand, scalable computing services, including servers, storage, networking, applications and analytics over the internet (the “cloud”)■Cybersecurity: companies involved in cybersecurity develop, sell and support applications designed to safeguard organizations and their computer networks, data and users from cyberattacks■Quantum computing: companies engaged in quantum computing are organizations that develop, manufacture, or commercialize quantum computing technologies, including quantum hardware, software, algorithms, and related infrastructure that leverage the principles of quantum mechanics to perform advanced computational tasksNasdaq identifies a proprietary theme and sub-theme classification used for determining exposure to innovative technologies by analyzing millions of approved patents filed across global patent offices on a rolling two-year basis. This patent data is used to determine the extent to which a company has intellectual property and invests in research and development in each of the sub-themes. The themes and sub-themes represented in the Underlying Index are part of a broader set of themes and sub-themes developed by Nasdaq to classify companies engaged in so-called “disruptive technologies,” or those technologies with the potential to change the way consumers, businesses or entire industries operate, as represented in the Nasdaq Global Disruptive Technology Benchmark2TM Index (“Parent Index”).Underlying Index Construction MethodologyUnderlying Index – Security Eligibility Criteria. In order to be considered for inclusion in the Underlying Index, a security must first meet the following eligibility criteria: (i) the security must be included in the Parent Index; (ii) the security must be listed on one of a number of global exchanges as identified by Nasdaq; (iii) the security’s issuer must be identified by Nasdaq as involved in at least one of the Nasdaq sub-themes; (iv) the security must have a float-adjusted market capitalization of at least $500 million; and (iv) the security must have a six-month average daily traded value of at least $2 million.From this initial universe, a security will be ineligible for inclusion if its issuer is identified by Sustainalytics, a global leader in sustainability research and analysis, as exhibiting any of the following Environmental, Social and Governance (“ESG”) characteristics:■An ESG Risk Rating of 40 or higher.■Non-compliance with the United Nations Global Compact (“UNGC”) principles and related international norms and standards, such as the Organization for Economic Cooperation and Development Guidelines and the United Nations Guiding Principles. The UNGC is a set of ten principles designed to measure whether a company operates in a manner that, at minimum, meets fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption.■Involvement (subject to ownership and/or revenue thresholds) in tobacco products, thermal coal, oil sands, controversial weapons, civilian firearms, nuclear weapons, depleted uranium, adult entertainment or gambling.If Sustainalytics data is not available for a given security's issuer, the issuer remains eligible for index inclusion, except in cases of Global Compact Non-Compliance or controversial weapons, which result in ineligibility.Underlying Index – Constituent Selection and Weighting. Securities meeting all applicable Security Eligibility Criteria are considered for inclusion in the Index. Index constituents are then selected according to the following steps.First, the Index Provider calculates two scores for all eligible securities, each based on its analysis of approved patents.■The first score is based on the number of patents a company has filed for a particular sub-theme relative to all the other sub-themes for which it has also filed patents (the “Pure Score”); and■The second score is measured by the number of patents the company has filed for a particular sub-theme relative to the total number of patents filed by all companies for the sub-theme (the “Contribution Score”).Once the Pure and Contribution Scores are assigned, securities are divided into comparison groups based on a cross-section of market cap segments (large, mid and small) and sub-theme. Securities which are scored below specified thresholds, as well as securities with foreign ownership limits of less than 20%, will be excluded from consideration.■A third score is then calculated based on the number of sub-themes for which its issuing company has passed all of the eligibility criteria described above (the “Intensity Score”), with the score being higher for companies that have qualified in more sub-themes.Securities remaining for potential inclusion are then divided into two security pools, Primary Subsector securities and High Relevance securities. All securities belonging to the following Primary Industry Classification Benchmark (“ICB”) (a product of FTSE International Limited that is used under license by Nasdaq) Subsectors are identified as Primary Subsector securities: (i) Computer Services, (ii) Software, (iii) Consumer Digital Services, (iv) Semiconductors, (v) Electronic Components, (vi) Production Technology Equipment, (vii) Computer Hardware, (viii) Telecommunications Equipment, and (ix) Telecommunications Services. All other securities are identified as High Relevance securities. From these pools up to 100 securities are selected for inclusion in the Underlying Index, with High Relevance securities being limited to no more than five percent (rounded down to the nearest integer) of the number of securities in the Primary Subsector security pool.An initial public offering (“IPO”) may be added to the Index outside of the semiannual Reconstitution and Rebalancing Schedule. To be considered, an IPO must meet the Security Eligibility Criteria as of the last trading day of February or August, as applicable, subject to the following modifications:■for the Security Universe criterion, the IPO must be included in the Nasdaq Global Disruptive Technology Benchmark2TM Index effective at market open on the first trading day following the third Friday of April or October, as applicable; and■for the Market Capitalization criterion, the IPO must have a float-adjusted company market capitalization of at least $25 billion (USD)If selected, the IPO is added to the Index effective at market open on the first trading day following the third Friday of April or October, as applicable. Upon addition, the IPO's weight is determined based on its float-adjusted company market capitalization as of the last trading day of March or September, as applicable, subject to a maximum weight of 4.5%. Existing constituent weights are adjusted pro-rata to accommodate the newly added security.From time to time, and depending on factors such as the market demand for technologies related to a particular sub-theme and corresponding changes in the number of patents relating to that sub-theme, the representation of the respective sub-themes in the Underlying Index will vary, and there is no assurance that all listed sub-themes will be represented at any given time. In addition, because inclusion in the Underlying Index is dependent primarily on a company’s Intensity Score (i.e., a measure of how many sub-themes a company has qualified for), it is possible that companies with larger market capitalizations (and therefore more capital to invest in research and development, including patent filings, across a broader product line) may be over-represented in the Underlying Index relative to those companies with smaller market capitalizations (and less capital to invest in research and development, and narrower product lines).The Underlying Index is a modified float-adjusted company market capitalization-weighted index. This means that an index security’s weight is determined first by dividing its float-adjusted market capitalization (i.e., the security’s share price multiplied by the number of shares available for trading by the general public) by the total float-adjusted market capitalization of all index securities to arrive at an initial weight. Initial weights are then adjusted (modified), as necessary, so that no index security weight exceeds 4.5% at each semi-annual rebalancing.